Long-term investment, net (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Long-term investment, net
Equity interest in HK Golden, Inc.	19.90%
Investment at cost	$ 8,990,000
Carrying amount of investment	8,990,000
Impairment loss	0
Upward adjustments	$ 0